Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Shareholders' Equity

The Company has three classes of common stock as follows (share data in millions):

		Issued Common Stock
	Authorized Shares	Outstanding	Treasury	Total Issued Shares
Class A common stock ($0.025 par value)	80.0
September 30, 2014		34.6	5.4	40.0
December 31, 2013		33.8	6.2	40.0

Class B common stock ($0.025 par value)	80.0
September 30, 2014		14.2	0.8	15.0
December 31, 2013		14.2	0.8	15.0

Class C common stock ($0.025 par value)	20.0
September 30, 2014		—	0.5	0.5
December 31, 2013		—	0.5	0.5

In accordance with the Articles of Incorporation, each class A common share has one vote per share and each class B and class C common share has ten votes per share on all matters voted upon by the Company's shareholders. Liquidation rights are the same for all three classes of common stock.

The Company also has 0.5 million shares of $0.01 par value preferred stock authorized, of which none were issued at September 30, 2014 and December 31, 2013. The Company has no present plans to issue any preferred stock.

In accordance with the Articles of Incorporation, dividends are paid equally for class A, class B and class C common shares. The following table details the dividend activity related to the Company's then outstanding shares of class A, class B and class C common stock for the nine months ended September 30, 2014 and 2013:

	Declaration Date	Record Date	Payment Date	Dividend Amount per Share
2014
Q3 2014 Dividend	August 5, 2014	September 8, 2014	September 19, 2014	$0.30
Q2 2014 Dividend	May 19, 2014	June 9, 2014	June 20, 2014	0.30
Q1 2014 Dividend	February 26, 2014	March 12, 2014	March 21, 2014	0.30
2013
Q3 2013 Dividend	August 6, 2013	September 9, 2013	September 20, 2013	$0.30
Q2 2013 Dividend	May 20, 2013	June 10, 2013	June 21, 2013	0.30
Q1 2013 Dividend	March 4, 2013	March 18, 2013	March 29, 2013	0.30

Common Stock and Other Equity and Noncontrolling Interests

Activity impacting the Company's common stock and other equity and noncontrolling interests for the nine months ended September 30, 2014 was as follows:

	Quad/Graphics Common Stock and Other Equity	Noncontrolling Interests
Balance at December 31, 2013	$1,288.9	$(1.3)
Net loss attributable to Quad/Graphics common shareholders	(7.2)	—
Net loss attributable to noncontrolling interests	—	(0.3)
Translation adjustments	(22.8)	—
Dividends declared	(46.5)	—
Stock-based compensation charges	13.2	—
Sale of stock for options exercised	1.8	—
Shares withheld from employees for the tax obligation on equity grants	(1.0)	—
Tax expense on equity award activity	(0.9)	—
Purchase of additional ownership in Morvillo(1)	(1.6)	1.6
Pension and other postretirement benefit plan adjustments, net of tax	(2.8)	—
Balance at September 30, 2014	$1,221.1	$—

______________________________

(1)
With the purchase of additional ownership in Morvillo, the Company adjusted the noncontrolling interest on the condensed consolidated balance sheet, which was in a deficit position due to losses incurred at Morvillo. See Note 2, "Acquisitions and Strategic Investments," for further discussion.

Shareholders' Equity

The Company has three classes of common stock as follows (share data in millions):

		Issued Common Stock
	Authorized Shares	Outstanding	Treasury	Issued Shares Classified as Common Stock	Issued Shares Classified as Redeemable Equity	Total Issued Shares
Class A stock ($0.025 par value)	80.0
December 31, 2013		33.8	6.2	40.0	—	40.0
December 31, 2012		33.0	7.0	40.0	—	40.0
December 31, 2011		32.4	7.6	40.0	—	40.0

Class B stock ($0.025 par value)	80.0
December 31, 2013		14.2	0.8	15.0	—	15.0
December 31, 2012		14.2	0.8	15.0	—	15.0
December 31, 2011		14.2	0.8	15.0	—	15.0

Class C stock ($0.025 par value)	20.0
December 31, 2013		—	0.5	0.5	—	0.5
December 31, 2012		—	0.5	0.5	—	0.5
December 31, 2011		—	0.2	0.2	0.3	0.5

In accordance with the Articles of Incorporation, each class A common share has one vote per share and each class B and class C common share has ten votes per share on all matters voted upon by the Company's shareholders. Liquidation rights are the same for all three classes of stock.

The Company's class C stock was held by the Quad/Graphics Employee Ownership Plan (and can only be owned by, or transferred to, a Company employee benefit plan which is intended to satisfy the qualification requirements of Section 401 of the Internal Revenue Code). In August 2012, all of the Company's outstanding class C common shares, which were previously classified as redeemable equity, were converted into class A common shares.

The Company also has 0.5 million shares of $0.01 par value preferred stock authorized, of which none were issued at December 31, 2013, 2012 and 2011. The Company has no present plans to issue any preferred stock.

In accordance with the Articles of Incorporation, dividends are paid equally for class A, class B and class C common shares. The following table details the dividend activity related to the Company's then outstanding shares of class A, class B and class C stock for the years ended December 31, 2013, 2012 and 2011:

	Declaration Date	Record Date	Payment Date	Dividend Amount per Share
2013
Q4 Dividend	November 5, 2013	December 9, 2013	December 20, 2013	$0.30
Q3 Dividend	August 6, 2013	September 9, 2013	September 20, 2013	0.30
Q2 Dividend	May 20, 2013	June 10, 2013	June 21, 2013	0.30
Q1 Dividend	March 4, 2013	March 18, 2013	March 29, 2013	0.30
2012
Q4 Special Dividend	December 14, 2012	December 24, 2012	December 28, 2012	2.00
Q4 Dividend	November 7, 2012	December 3, 2012	December 14, 2012	0.25
Q3 Dividend	August 7, 2012	September 10, 2012	September 21, 2012	0.25
Q2 Dividend	May 9, 2012	June 11, 2012	June 22, 2012	0.25
Q1 Dividend	February 28, 2012	March 12, 2012	March 23, 2012	0.25
2011
Q4 Dividend	November 10, 2011	November 30, 2011	December 10, 2011	0.20
Q3 Dividend	August 9, 2011	August 29, 2011	September 9, 2011	0.20
Q2 Dividend	May 10, 2011	May 27, 2011	June 10, 2011	0.20

On September 6, 2011, the Company's board of directors authorized a share repurchase program of up to $100.0 million of the Company's outstanding class A stock. The Company repurchased no shares during the years ended December 31, 2013 and 2012. The Company repurchased 0.4 million shares of class A stock in the open market for $8.2 million for the year ended December 31, 2011, and has $91.8 million in authorized repurchases remaining under the program as of December 31, 2013.

Redeemable equity

The Company followed the applicable GAAP and SEC authoritative guidance for redeemable stock which required the Company to record the class C stock at full redemption value at each balance sheet date to the extent the redemption of those securities is not solely within the control of the Company. Under the terms of the Articles of Incorporation, the class C common shares are required to be owned by a qualified employee retirement plan of the Company and each holder of class C stock has a continuous right to have the class C stock repurchased by the Company.

There is no redemption value of class C qualified employee retirement plan shares at December 31, 2013 and 2012. The redemption value of the class C qualified employee retirement plan shares at December 31, 2011 totaled $3.5 million. There is no redemption value of the class A common shares at December 31, 2013, 2012 and 2011 as there is now a readily tradable market.

In August 2012, the remaining 0.3 million outstanding class C common shares owned by the Quad/Graphics Employee Stock Ownership Plan were exchanged for class A common shares that were held as treasury stock. This exchange eliminated the redemption value of the class C common stock. There were no class C common shares redeemed by the Company during the year ended December 31, 2011.

Subsequent changes to the redemption value of the securities due to changes in stock valuation or dividend declarations are charged to retained earnings, while decreases in redemption value due to elimination of redemption features are credited to additional paid-in capital and retained earnings. During the year ended December 31, 2012, the balance of redeemable equity decreased by $3.5 million as a result of the conversion of all outstanding class C common shares into class A common shares. As such, information regarding the changes in redeemable equity for the years ended December 31, 2012 and 2011 is provided in the table below:

	Class C Common Stock
	Shares	Redemption Value
Balance at January 1, 2011	0.3	$10.6

Cash dividends declared	—	(0.3)
Decrease in redemption value of redeemable equity	—	(6.8)
Balance at December 31, 2011	0.3	$3.5

Cash dividends declared	—	(0.2)
Redeemable equity exchange	(0.3)	(4.3)
Increase in redemption value of redeemable equity	—	1.0
Balance at December 31, 2012	—	$—